long-term debt - TELUS Corporation - Other (unsecured) (Details) $ in Millions, $ in Millions	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Redeemable preferred shares
long-term debt
Value of preferred shares issued	$ 273	$ 200